Commitments and Contingencies (Tables)	4 Months Ended
Apr. 30, 2013
Commitments And Contingencies Tables [Abstract]
Minimum rental payment for lease

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of April 30, 2013:

Year Ending April 30,
2014	$141,051
2015	144,332
2016	72,427
2017	-
Total minimum payments required	$357,810